                        SUPPLEMENT TO THE PROSPECTUS OF
                            TCW GALILEO FUNDS, INC.

                              Dated March 1, 2002

The N Class Small Cap Value Fund is not available for investment.

                                                                   March 1, 2002

                                                                        GALNP302